Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash and cash equivalents	13. Cash and cash equivalents
	December 31, 2021	December 31, 2020
Cash in bank accounts	984,191	11,258,870
Cash on hand	—	—
Total cash and cash equivalents	984,191	11,258,870